UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2019

Date of reporting period: October 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
OCTOBER 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 90.8%

	Shares	Value

BRAZIL — 2.7%

Cia de Transmissao de Energia Eletrica Paulista	309,472	$5,447,940

Itau Unibanco Holding ADR	411,108	5,414,292

Transmissora Alianca de Energia Eletrica	908,416	5,487,914

Vale ADR, Cl B	458,089	6,917,144

		23,267,290

CHINA — 14.6%

Beijing Enterprises Holdings	842,813	4,558,419

BOC Hong Kong Holdings	681,437	2,546,892

China Mobile	1,190,422	11,130,690

China Petroleum & Chemical, Cl H	11,735,684	9,521,003

China Tower, Cl H * (A)	75,851,995	11,514,130

Guangdong Investment	6,035,427	10,778,373

Kweichow Moutai, Cl A	137,184	10,797,135

PetroChina, Cl H	11,786,266	8,629,891

Ping An Insurance Group of China, Cl H	3,642,754	34,316,068

Shanghai International Airport, Cl A	1,211,323	8,606,280

Wuliangye Yibin, Cl A	840,146	5,800,466

Yunnan Baiyao Group, Cl A (B)	586,040	5,901,491

ZTO Express Cayman ADR *	249,174	4,041,602

		128,142,440

HONG KONG — 14.6%

AIA Group	3,851,075	29,155,459

CK Infrastructure Holdings	3,037,408	22,201,123

CLP Holdings	969,788	10,873,838

Hang Seng Bank	983,053	23,023,258

Link REIT	2,775,925	24,609,892

MTR	3,669,381	17,786,626

		127,650,196

INDIA — 22.2%

Bajaj Finance	143,460	4,622,363

HDFC Bank	110,296	2,851,557

HDFC Bank ADR	472,695	42,027,312

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
OCTOBER 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA (continued)

Housing Development Finance	2,175,405	$52,049,974

Infosys	1,766,719	16,399,701

Infosys ADR	1,815,347	17,191,336

Kotak Mahindra Bank	943,971	14,286,904

NTPC	1,656,776	3,577,041

Reliance Industries	1,831,896	26,291,157

Tata Consultancy Services	367,104	9,622,052

United Breweries	330,157	5,446,731

		194,366,128

INDONESIA — 5.6%

Bank Central Asia	21,197,297	32,975,897

Bank Rakyat Indonesia Persero	45,422,779	9,411,725

Sarana Menara Nusantara	212,796,056	6,774,760

		49,162,382

MALAYSIA — 1.1%

Genting Malaysia	4,523,123	4,853,345

IHH Healthcare	3,772,788	4,508,051

		9,361,396

MEXICO — 2.3%

America Movil ADR, Cl L	735,183	10,579,283

Fomento Economico Mexicano ADR	61,475	5,229,678

Infraestructura Energetica Nova	1,102,018	4,310,446

		20,119,407

NETHERLANDS — 4.0%

Heineken	391,436	35,304,062

SOUTH KOREA — 10.0%

Korea Gas *	90,253	4,126,349

KT ADR	1,007,366	13,941,946

Macquarie Korea Infrastructure Fund	823,558	6,547,704

Samsung Electronics	796,884	29,650,197

Samsung Electronics GDR	4,036	3,765,588

Samsung Fire & Marine Insurance	47,040	11,496,328

SK Hynix	61,351	3,671,746

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
OCTOBER 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA (continued)

SK Telecom	61,131	$14,376,823

		87,576,681

TAIWAN — 4.8%

Chailease Holding	468,254	1,334,712

Taiwan Semiconductor Manufacturing	5,337,170	40,361,238

		41,695,950

THAILAND — 4.8%

Bangkok Dusit Medical Services, Cl F	7,167,552	5,297,286

Bangkok Dusit Medical Services	10,736,192	7,934,742

CP ALL	5,196,002	10,540,909

Electricity Generating	1,169,468	8,149,234

Kasikornbank NVDR	1,662,275	10,003,736

		41,925,907

UNITED KINGDOM — 4.1%

Coca-Cola HBC	622,159	18,363,560

Unilever	323,240	17,405,963

		35,769,523

Total Common Stock (Cost $859,748,885)		794,341,362

PARTICIPATION NOTES — 1.5%

	Shares	Value

CHINA — 1.5%

Kweichow Moutai, Expires 10/22/2019 *	122,802	9,566,894

Wuliangye Yibin, Expires 03/31/2020 *	561,664	3,838,355

Total Participation Notes (Cost $17,904,881)		13,405,249

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
OCTOBER 31, 2018 (Unaudited)

PREFERRED STOCK — 1.2%

	Shares	Value

BRAZIL — 1.2%

Itausa - Investimentos Itau , 55.50% (Cost $8,900,627)	3,547,271	$10,695,769

Total Investments— 93.5% (Cost $886,554,393)		$818,442,380

Percentages are based on Net Assets of $875,197,457.

*	Non-income producing security.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Level 3 security in accordance with fair value hierarchy.

ADR	— American Depositary Receipt
Cl	— Class
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
REIT	— Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
OCTOBER 31, 2018 (Unaudited)

The following is a list of the inputs used as of October 31, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$23,267,290	$—	$—	$23,267,290
China	122,240,949	—	5,901,491	128,142,440
Hong Kong	127,650,196	—	—	127,650,196
India	194,366,128	—	—	194,366,128
Indonesia	49,162,382	—	—	49,162,382
Malaysia	9,361,396	—	—	9,361,396
Mexico	20,119,407	—	—	20,119,407
Netherlands	35,304,062	—	—	35,304,062
South Korea	87,576,681	—	—	87,576,681
Taiwan	41,695,950	—	—	41,695,950
Thailand	41,925,907	—	—	41,925,907
United Kingdom	35,769,523	—	—	35,769,523

Total Common Stock	$788,439,871	$—	$5,901,491	$794,341,362

Participation Note China	—	13,405,249	—	13,405,249
Preferred Stock	10,695,769	—	—	10,695,769

Total Investments in Securities	$799,135,640	$13,405,249	$5,901,491	$818,442,380

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Level 1 and Level 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays.

Transfers, if any, between levels are considered to have occurred as of the end of each reporting period for purposes of this report. Comparing this reporting period ending on October 31, 2018 to the prior fiscal year ending on July 31, 2018, there were transfers of $5,901,491 from Level 1 to Level 3 resulting from the fair valuation of foreign equity securities on October 31, 2018. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent prospectus or semi-annual financial statements.

GQG-QH-001-0400

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US
QUALITY SELECT EQUITY
OCTOBER 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.7%

	Shares	Value

UNITED KINGDOM — 4.1%

AstraZeneca ADR	1,764	$68,408

Unilever	1,165	62,654

		131,062

UNITED STATES — 89.6%

Communication Services — 10.8%

Alphabet, Cl C *	148	159,334

AT&T	2,115	64,888

Facebook, Cl A *	815	123,709

		347,931

Consumer Staples — 10.7%

Coca-Cola	2,105	100,787

Mondelez International, Cl A	1,151	48,319

Procter & Gamble	2,201	195,346

		344,452

Financials — 23.5%

Bank of America	5,281	145,228

CME Group, Cl A	518	94,856

Intercontinental Exchange	2,067	159,242

JPMorgan Chase	1,151	125,482

Mastercard, Cl A	720	142,322

S&P Global	474	86,420

		753,550

Health Care — 21.6%

Abbott Laboratories	1,991	137,260

Becton Dickinson and	693	159,736

Intuitive Surgical *	120	62,542

Merck	943	69,414

Thermo Fisher Scientific	209	48,833

UnitedHealth Group	821	214,568

		692,353

Information Technology — 18.0%

Adobe *	589	144,753

Automatic Data Processing	30	4,326

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US
QUALITY SELECT EQUITY
OCTOBER 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Information Technology (continued)

Cognizant Technology Solutions, Cl A	1,073	$74,069

Microsoft	1,601	171,003

NVIDIA	314	66,200

salesforce.com *	49	6,725

Visa, Cl A	792	109,177

		576,253

Utilities — 5.0%

CMS Energy	1,271	62,940

NextEra Energy	563	97,117

		160,057

Total Common Stock (Cost $3,107,499)		3,005,658

Total Investments— 93.7% (Cost $3,107,499)		$3,005,658

Percentages are based on Net Assets of $3,207,295.

*	Non-income producing security.

ADR	— American Depositary Receipt
Cl	— Class
S&P	— Standard & Poor’s

As of October 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-002-0100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 28, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 28, 2018